INCOME TAX (Schedule of Net Operating Losses Expiring in Various Years) (Details) $ in Thousands	12 Months Ended
Mar. 31, 2020 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	$ 63,355
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	56,726
China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	6,629
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,073
2021 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2021 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,073
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,424
2022 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2022 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,424
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,031
2023 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2023 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,031
2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,225
2024 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2024 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,225
2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	3,047
2027 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,171
2027 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,876
2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	3,506
2030 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	3,506
2030 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	6,004
2031 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	6,004
2031 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	8,713
2032 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	8,713
2032 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	8,967
2033 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	8,967
2033 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	7,047
2034 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	7,047
2034 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	6,400
2035 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	6,400
2035 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	2,880
2036 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	2,880
2036 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	516
2037 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	516
2037 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	2,251
2038 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	2,251
2038 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	2,543
2039 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	2,543
2039 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2040 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,898
2040 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,898
2040 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2041 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,830
2041 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,830
2041 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses